Securities - Amortized cost and estimated fair value of securities with gross unrealized gains and losses (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale:
Amortized Cost		$ 18,521	$ 17,875
Gross Unrealized Gains		19	45
Gross Unrealized Losses		(227)	(173)
Fair Value	[1]	18,313	17,747
Held-to-Maturity:
Amortized Cost		6,575	7,420
Gross Unrealized Gains		50	38
Gross Unrealized Losses		(37)	(74)
Fair Value	[1]	6,588	7,384
U.S. Government and agency obligations
Available-for-Sale:
Amortized Cost		10,612	8,106
Gross Unrealized Gains		0	3
Gross Unrealized Losses		(142)	(110)
Fair Value		10,470	7,999
Mortgage-backed securities - residential
Available-for-Sale:
Amortized Cost		7,909	9,769
Gross Unrealized Gains		19	42
Gross Unrealized Losses		(85)	(63)
Fair Value		7,843	9,748
Held-to-Maturity:
Amortized Cost		637	745
Gross Unrealized Gains		9	13
Gross Unrealized Losses		0	0
Fair Value		646	758
State and municipal securities
Held-to-Maturity:
Amortized Cost		5,938	6,675
Gross Unrealized Gains		41	25
Gross Unrealized Losses		(37)	(74)
Fair Value		$ 5,942	$ 6,626

[1]	Restated